CAPITAL AND RESERVES - RSU, PSU, DSU Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) EquityInstruments
Authorized share capital
Restricted share unit liability | $	$ 3,811	$ 3,811	$ 1,502	$ 1,502
Deferred share unit liability | $	1,745	$ 1,745	997	997
RSU's
Authorized share capital
Vesting term (in years)		3 years
Restricted share unit liability | $	$ 2,887	$ 2,887	$ 1,271	1,271
Share-based compensation - expensed | $		$ 4,556		$ 1,558
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		741,886		729,064
Granted (in equity instruments) | EquityInstruments				481,230
Settled (in equity instruments) | EquityInstruments		(297,062)		(385,063)
Forfeited (in equity instruments) | EquityInstruments		(40,301)		(83,345)
Outstanding ending balance (in equity instruments) | EquityInstruments		404,523		741,886
Outstanding beginning of year (in dollars per equity instruments) | $ / shares	$ 11.31		$ 14.41
Granted weighted fair value (in dollars per equity instruments) | $ / shares			9.78
Settled weighted fair value (in dollars per equity instruments) | $ / shares	13.54		9.67
Forfeited weighted fair value (in dollars per equity instruments) | $ / shares	12.87		11.16
Outstanding end of year (in dollars per equity instruments) | $ / shares	$ 14.44		$ 11.31
PSU's
Authorized share capital
Restricted share unit liability | $	$ 924	$ 924	$ 231	$ 231
Share-based compensation - expensed | $		$ 667		$ 226
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		166,085		74,140
Granted (in equity instruments) | EquityInstruments				91,945
Outstanding ending balance (in equity instruments) | EquityInstruments		166,085		166,085
Outstanding beginning of year (in dollars per equity instruments) | $ / shares	$ 11.31		$ 14.41
Granted weighted fair value (in dollars per equity instruments) | $ / shares			9.78
Outstanding end of year (in dollars per equity instruments) | $ / shares	$ 14.44		$ 11.31
PSU's | Minimum
Authorized share capital
Units issued as percent to number granted		0.00%
PSU's | Maximum
Authorized share capital
Units issued as percent to number granted		200.00%
DSU's
Authorized share capital
Deferred share unit liability | $	$ 1,745	$ 1,745	$ 997	$ 997
Share-based compensation - expensed | $		$ 683		$ 1,014
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments		117,587
Granted (in equity instruments) | EquityInstruments		39,238		117,587
Outstanding ending balance (in equity instruments) | EquityInstruments		156,825		117,587
Outstanding beginning of year (in dollars per equity instruments) | $ / shares	$ 11.57
Granted weighted fair value (in dollars per equity instruments) | $ / shares	12.36		$ 9.78
Outstanding end of year (in dollars per equity instruments) | $ / shares	$ 14.45		$ 11.57